Obligations to quota holders	12 Months Ended
Jun. 30, 2025
Obligations to quota holders
Obligations to quota holders

19. Obligations to quota holders

	June 30, 2025	June 30, 2024

Fiagro I	155,495	205,088
Fiagro II	272,804	—
Others quota holders	73,587	—

Total	501,886	205,088

Fiagro I

On July 22, 2022, the Group entered into an agreement to transfer receivables to FIAGRO, a structured entity, as defined by IFRS 10, established under Brazilian law designed specifically for investing in agribusiness credit rights receivables. The acquisition of such receivables by the FIAGRO investment fund enables the Group to anticipate the receipt of funds from such receivables. The Group holds all subordinated quotas issued by the FIAGRO, representing approximately 5% of the total outstanding quotas in an aggregate amount of R$8,100 while other parties hold all senior and mezzanine quotas, representing approximately 95% of the total outstanding quotas, which includes certain of Patria’s related parties that acquired the mezzanine quotas of FIAGRO in an aggregate amount of R$56,000. Under the terms of the FIAGRO, the Group is not liable in case there is a default on the credit rights acquired by the fund, but any such default may adversely affect our stake in FIAGRO quotas. Our agreement to assign certain credit rights to FIAGRO will expire when all assigned receivables have been liquidated. The bylaws of the FIAGRO were established by the Group at their inception, and grant the Group significant decision-making authority over these entities, such as the right to determine which credits rights are eligible to be acquired by the FIAGRO. In addition, senior and mezzanine quota holders receive interest at a benchmark rate of return ranging from the CDI rate +2.45% per year up to the CDI rate +8.0% per year. Residual returns from the FIAGRO fund, if any, are paid on the subordinated quotas, which do not bear interest and are not otherwise entitled to any pre-established rate of return. Senior and mezzanine quotas amortize annually over a three-year period after an initial 24-month grace period, whereas subordinated quotas amortize at the end of the fifth annual period.

Fiagro II

On August 02, 2024, the Group entered into an agreement to transfer receivables in the aggregate amount of R$315 million to Lavoro Agro Fundo de Investimentos nas Cadeias Produtivas Agroindustriais (Fiagro II) an investment fund legal structure established under Brazilian law designed specifically for investing in agribusiness credit rights receivables. The proceeds from this issuance will be used to support Lavoro's ongoing working capital needs and other general corporate purposes. This represents Lavoro's second facility, following the inaugural R$167 million (Fiagro I) established in 2022.

The Group holds all subordinated quotas issued by FIAGRO II, representing approximately 19.63% of the total outstanding quotas, in an aggregate amount of R$61,596, while other parties hold all senior quotas, representing approximately 80.37% of the total outstanding quotas.

The FIAGRO II fund was structured with 80.37% senior quotas bearing interest at a benchmark rate of return ranging from the CDI rate + 3.5% per year. The remaining percentage is paid on the subordinated quotas, which generate a benchmark return rate of CDI + 100% per year. The senior quotas are amortized semiannually over a three-year period, while the subordinated quotas are amortized at the maturity of the agreement.

In accordance with IFRS 10, the Group controls FIAGRO I and FIAGRO II and, therefore, they are consolidated in our financial statements. The senior and mezzanine quotas are accounted for as a financial liability under “Obligations to quota holders” and the remuneration paid to senior and mezzanine quota holders is recorded as interest expense.

Others quota holders

During the current period, the Group entered into other agreements to transfer receivables in the aggregate amount of R$425 million to investment funds established under Brazilian law, which the Group does not hold any interest in quotas. Under these agreements the Group has not transferred substantially all the risk and rewards of these assets and therefore, in accordance with IFRS 9, the Group continues to recognize the receivables and recognizes the related liability under as “Obligations to quota holders”.